STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2%
Argentina - .2%
Argentina, Sr. Unscd. Bonds		6.88	4/22/2021	610,000		326,289
Australia - 4.4%
Australia, Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	150,000		139,055
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	3,510,000		3,109,769
Commonwealth Bank of Australia, Covered Bonds		2.13	7/22/2020	250,000		250,477
New South Wales Treasury, Govt. Gtd. Notes	AUD	3.00	3/20/2028	1,670,000		1,270,293
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	2.25	11/20/2034	1,290,000		919,603
					5,689,197
Austria - 1.0%
Austria, Sr. Unscd. Notes	EUR	3.15	6/20/2044	160,000	[b]	300,244
CA Immobilien Anlagen, Sr. Unscd. Notes	EUR	0.88	2/5/2027	300,000		333,468
JBS Investments, Gtd. Notes		6.25	2/5/2023	630,000		637,349
					1,271,061
Azerbaijan - 1.0%
Republic of Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	693,000		760,789
Republic of Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	470,000		507,645
					1,268,434
Bahrain - .4%
Bahrain, Sr. Unscd. Bonds		5.50	3/31/2020	480,000		482,232
Bermuda - .3%
Hiscox, Sr. Unscd. Bonds	GBP	2.00	12/14/2022	265,000		356,259
Bolivia - .4%
Bolivian, Sr. Unscd. Notes		4.50	3/20/2028	500,000		487,674
Brazil - .1%
Light Servicos de Eletricidade, Gtd. Notes		7.25	5/3/2023	162,000		174,624
Canada - 3.0%
Bank of Montreal, Covered Bonds		2.10	6/15/2022	530,000		536,699
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	360,000	[b]	356,045
British Columbia, Sr. Unscd. Bonds		2.25	6/2/2026	676,000		701,193
British Columbia, Sr. Unscd. Notes	EUR	0.88	10/8/2025	328,000		387,876
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.65	3/15/2028	1,900,000	[b]	1,543,373

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 88.2% (continued)
Canada - 3.0% (continued)
Royal Bank of Canada, Covered Bonds		1.88	2/5/2020	280,000	280,000
					3,805,186
Cayman Islands - 1.2%
Agile Group Holdings, Sr. Scd. Bonds		9.00	5/21/2020	250,000	254,646
Country Garden Holdings, Sr. Scd. Bonds		7.25	4/4/2021	230,000	230,036
CSN Islands XI, Gtd. Notes		6.75	1/28/2028	329,000	327,289
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[b] 504,130
Trip.com Group, Sr. Unscd. Bonds		1.00	7/1/2020	194,000	192,120
					1,508,221
Colombia - 1.1%
Colombia, Bonds	COP	6.00	4/28/2028	2,724,600,000	815,514
Colombia, Bonds	COP	7.50	8/26/2026	1,834,200,000	596,366
					1,411,880
Costa Rica - .4%
Costa Rica, Sr. Unscd. Notes		4.25	1/26/2023	520,000	526,721
Denmark - .6%
Jyske Realkredit, Covered Bonds, Ser. 321E	DKK	1.00	4/1/2021	3,600,000	544,164
Orsted, Sr. Unscd. Notes	GBP	4.88	1/12/2032	116,000	206,428
					750,592
Dominican Republic - .9%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	420,000	503,347
Dominican Republic, Sr. Unscd. Bonds		7.50	5/6/2021	603,333	625,059
					1,128,406
Ecuador - .7%
Ecuador, Sr. Unscd. Bonds		10.50	3/24/2020	400,000	401,277
Ecuador, Sr. Unscd. Notes		8.88	10/23/2027	640,000	544,229
					945,506
Ethiopia - .5%
Ethiopia, Sr. Unscd. Notes		6.63	12/11/2024	600,000	649,603
France - 1.5%
Altice, Sr. Scd. Notes	EUR	3.38	1/15/2028	143,000	161,406
Altice France, Sr. Scd. Notes		7.38	5/1/2026	290,000	[b] 309,038
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	550,000	639,427
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	100,000	148,954
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	303,000	337,890
Societe Generale, Jr. Sub. Notes	EUR	6.75	4/7/2021	243,000	287,344
					1,884,059

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 88.2% (continued)
Germany - 1.0%
FMS Wertmanagement, Govt. Gtd. Notes	EUR	0.38	4/29/2030	200,000	234,050
Hella & Co., Sr. Unscd. Notes	EUR	1.00	5/17/2024	388,000	444,747
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	1/1/2028	200,000	234,115
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	1/1/2025	300,000	344,945
					1,257,857
Guernsey - .1%
Summit Properties, Sr. Unscd. Bonds	EUR	2.00	1/31/2025	122,000	135,062
Hungary - 2.0%
Hungary, Bonds, Ser. 24/C	HUF	2.50	10/24/2024	724,090,000	2,553,162
India - .8%
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	401,000	385,622
Housing Development Finance, Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000	433,200
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000	280,742
					1,099,564
Indonesia - .9%
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	1,050,000	1,194,125
Ireland - .9%
Allied Irish Banks, Sub. Notes	EUR	4.13	11/26/2025	281,000	321,495
Bank of Ireland Group, Sub. Notes	GBP	3.13	9/19/2027	100,000	135,567
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	306,455	375,151
Virgin Media Receivables Financing, Sr. Scd. Bonds	GBP	5.50	9/15/2024	208,000	282,561
					1,114,774
Italy - 1.6%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[b] 364,632
Italy Buoni Poliennali Del Tesoro, Bonds	EUR	4.50	3/1/2024	696,000	906,615
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	200,000	[b] 218,498
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	560,000	622,324
					2,112,069
Japan - 1.6%
Japan, Sr. Unscd. Bonds, Ser. 23	JPY	0.10	3/10/2028	220,747,800	[c] 2,089,011
Jersey - .3%
AA Bond, Sr. Scd. Notes	GBP	4.25	7/31/2020	100,000	133,770
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	200,000	269,965
					403,735
Luxembourg - 3.9%
4Finance, Gtd. Notes		10.75	5/1/2022	200,000	182,989
Altice, Gtd. Bonds	EUR	6.25	2/15/2025	330,000	378,821
Altice Financing, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000	370,336

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
Luxembourg - 3.9% (continued)
Altice Finco, Scd. Notes		8.13	1/15/2024	485,000	[b]	499,247
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	8/1/2024	400,000	[d]	400,846
B&M European Value Retail, Sr. Scd. Notes	GBP	4.13	2/1/2022	460,000		614,999
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	332,000		382,467
DH Europe Finance II, Gtd. Bonds	EUR	0.45	3/18/2028	193,000		214,806
DH Europe Finance II, Gtd. Notes		2.20	11/15/2024	111,000		112,878
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		386,177
Millicom International Cellular, Sr. Unscd. Notes		6.63	10/15/2026	220,000		242,682
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	535,000		614,628
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	536,000		622,140
					5,023,016
Malaysia - 1.2%
Malaysia, Sr. Unscd. Bonds, Ser. 119	MYR	3.91	7/15/2026	5,960,000		1,527,814
Mexico - 1.2%
Fomento Economico Mexicano, Sr. Unscd. Bonds	EUR	1.75	3/20/2023	250,000		291,523
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	16,430,000		914,491
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	276,000		330,041
					1,536,055
Morocco - .4%
Morocco, Sr. Unscd. Notes		4.25	12/11/2022	450,000		474,898
Netherlands - 3.3%
Enel Finance International, Gtd. Notes		2.75	4/6/2023	325,000		330,758
Fiat Chrysler Automobiles, Sr. Unscd. Notes		4.50	4/15/2020	250,000		251,054
IHS Netherlands Holdco, Gtd. Notes		7.13	3/18/2025	202,000		214,669
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	570,000		627,858
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	525,000		641,616
Shell International Finance, Gtd. Notes, 3 Month LIBOR +0.45%		2.35	5/11/2020	287,000	[d]	287,346
Sigma Finance Netherlands, Gtd. Notes		4.88	3/27/2028	400,000		437,261
Telefonica Europe, Gtd. Notes	EUR	4.38	12/14/2024	400,000		494,285
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	137,000		157,695
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	5/15/2025	190,000	[d]	211,417
Volkswagen International Finance, Gtd. Bonds, Ser. 4Y	EUR	0.50	3/30/2021	100,000		111,628

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
Netherlands - 3.3% (continued)
Vonovia Finance, Gtd. Notes, Ser. DIP	EUR	1.50	3/31/2025	400,000		475,709
					4,241,296
New Zealand - 3.3%
New Zealand, Sr. Unscd. Bonds, Ser. 930	NZD	3.00	9/20/2030	1,130,000	[c]	1,016,210
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	1,400,000		1,031,878
New Zealand Local Government Funding Agency Bond, Govt. Gtd. Bonds	NZD	4.50	4/15/2027	2,790,000		2,139,430
					4,187,518
Norway - 3.2%
DNB Boligkreditt, Covered Bonds		2.50	3/28/2022	255,000		259,616
Norway, Bonds, Ser. 479	NOK	1.75	2/17/2027	33,855,000	[b]	3,801,314
					4,060,930
Paraguay - 1.0%
Paraguay, Sr. Unscd. Bonds		5.00	4/15/2026	1,110,000		1,235,272
Peru - .9%
Peruvian, Unscd. Notes	PEN	5.70	8/12/2024	3,610,000		1,201,933
Philippines - .9%
Philippine, Sr. Unscd. Notes	PHP	4.95	1/15/2021	60,000,000		1,193,067
Saudi Arabia - .7%
Saudi, Sr. Unscd. Notes		4.38	4/16/2029	760,000		868,621
Singapore - 1.0%
Mulhacen, Sr. Scd. Bonds	EUR	6.50	8/1/2023	380,000		374,627
Singapore, Sr. Unscd. Bonds	SGD	2.75	3/1/2046	1,120,000		944,900
					1,319,527
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	600,000		718,690
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	600,000		718,675
Spain, Bonds	EUR	5.15	10/31/2028	355,000	[b]	564,998
					2,002,363
Supranational - 2.7%
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	7,750,000,000		583,052
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	8.30	10/2/2020	5,800,000,000		432,611
Gems Menasa Cayman, Sr. Scd. Notes		7.13	7/31/2026	203,000	[b]	212,290
Inter-American Development Bank, Sr. Unscd. Notes		3.88	10/28/2041	720,000		936,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
Supranational - 2.7% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	500,000		891,868
Panther BF Aggregator 2, Sr. Scd. Bonds	EUR	4.38	5/15/2026	355,000		407,001
					3,463,774
Sweden - 1.6%
Stadshypotek, Covered Bonds		2.50	4/5/2022	307,000		312,960
Stadshypotek, Covered Notes, Ser. 1588	SEK	1.50	3/1/2024	6,000,000		653,969
Swedbank Hypotek, Covered Notes, Ser. 191	SEK	1.00	6/15/2022	10,100,000		1,069,603
					2,036,532
Switzerland - .8%
UBS, Sr. Unscd. Notes	GBP	1.25	12/10/2020	200,000		264,768
UBS, Sub. Notes	EUR	4.75	2/12/2026	235,000		272,493
UBS Group, Gtd. Bonds		7.13	2/19/2020	480,000		480,852
					1,018,113
United Kingdom - 12.8%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/2025	215,000		290,260
BUPA Finance, Gtd. Bonds	GBP	6.13	9/16/2020	130,000		175,974
Close Brothers Finance, Gtd. Notes	GBP	2.75	10/19/2026	141,000		199,885
Close Brothers Finance, Gtd. Notes	GBP	3.88	6/27/2021	200,000		274,281
Coca-Cola European Partners, Gtd. Notes	EUR	1.13	5/26/2024	160,000		186,577
Coventry Building Society, Covered Bonds, 3 Month LIBOR +0.30%	GBP	1.09	3/17/2020	100,000	[d]	132,108
Coventry Building Society, Sr. Unscd. Notes	EUR	2.50	11/18/2020	400,000		453,119
Drax Finco, Sr. Scd. Bonds	GBP	4.25	5/1/2022	274,000		368,601
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	341,000		376,522
EI Group, First Mortgage Bonds	GBP	6.38	2/15/2022	100,000		133,405
HSBC Bank, Sub. Notes	GBP	5.38	11/4/2030	310,000		485,228
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000		382,136
Informa, Gtd. Notes	EUR	1.50	7/5/2023	254,000		294,460
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000		546,489
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	210,000		283,697
Jaguar Land Rover Automotive, Gtd. Notes		3.50	3/15/2020	500,000	[b]	499,345
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		217,883
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	208,000		284,516
Lloyds Banking Group, Jr. Sub. Bonds	EUR	6.38	6/27/2020	550,000		622,558

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
United Kingdom - 12.8% (continued)
London & Quadrant Housing Trust, Sr. Scd. Bonds	GBP	2.63	5/5/2026	142,000		199,969
Mclaren Finance, Sr. Scd. Bonds	GBP	5.00	8/1/2022	333,000		427,809
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	156,203		236,894
Motability Operations Group, Gtd. Notes	EUR	1.63	6/9/2023	200,000		234,962
National Express Group, Gtd. Notes	GBP	2.38	11/20/2028	334,000		454,803
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	12/20/2024	450,000		650,676
NIE Finance, Gtd. Bonds	GBP	2.50	10/27/2025	117,000		163,907
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	109,000		147,118
Prudential, Sr. Unscd. Bonds	GBP	5.88	5/11/2029	205,000		372,757
Royal Bank of Scotland Group, Jr. Sub. Bonds		7.50	8/10/2020	600,000		614,865
Saga, Gtd. Bonds	GBP	3.38	5/12/2024	228,000		277,548
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	100,000	[c]	268,378
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	144,751		256,815
TP ICAP, Gtd. Notes	GBP	5.25	1/26/2024	330,000		483,959
UNITE USAF II, Mortgage Backed Notes	GBP	3.37	6/30/2023	300,000		424,099
United Kingdom, Bonds	GBP	0.13	3/22/2026	1,622,563	[c]	2,523,660
Vedanta Resources Finance II, Gtd. Bonds		9.25	4/23/2026	490,000		474,646
Virgin Media Secured Finance, Sr. Scd. Notes	GBP	5.25	5/15/2029	140,000		199,937
Virgin Money UK, Sr. Unscd. Notes	GBP	3.13	6/22/2025	580,000		787,919
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		279,107
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	200,000		235,990
Wagamama Finance, Sr. Scd. Notes	GBP	4.13	7/1/2022	100,000		133,600
Yorkshire Building Society, Covered Bonds, 3 Month SONIO +0.60%	GBP	1.31	11/19/2023	260,000	[d]	346,229
					16,402,691
United States - 20.9%
Anheuser-Busch Inbev Worldwide, Gtd. Notes		4.00	4/13/2028	200,000		224,579
Antero Resources, Gtd. Notes		5.63	6/1/2023	272,000		196,520
Apple, Sr. Unscd. Notes		1.70	9/11/2022	110,000		110,554
Best Buy, Sr. Unscd. Bonds		5.50	3/15/2021	210,000		216,559
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	248,000		278,463
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	281,000	[b]	289,423
CCO Holdings, Sr. Unscd. Notes		5.75	1/15/2024	72,000		73,740
CEMEX Finance, Sr. Scd. Notes		6.00	4/1/2024	227,000		232,956
CenturyLink, Sr. Unscd. Notes, Ser. V		5.63	4/1/2020	510,000		512,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
United States - 20.9% (continued)
Chesapeake Energy, Gtd. Notes		6.63	8/15/2020	400,000		383,155
Citigroup, Sub. Notes		5.50	9/13/2025	450,000		524,256
Cleveland-Cliffs, Gtd. Notes		5.88	6/1/2027	520,000	[b]	480,662
Comcast, Gtd. Notes, 3 Month LIBOR +0.33%		2.24	10/1/2020	116,000	[d]	116,241
CommScope, Sr. Scd. Notes		5.50	3/1/2024	121,000	[b]	124,580
Dell International/EMC, Gtd. Notes		7.13	6/15/2024	602,000	[b]	633,605
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	620,000	[b]	618,745
Digital Euro Finco, Gtd. Notes	EUR	1.13	4/9/2028	439,000		492,279
Dollar General, Sr. Unscd. Notes		4.15	11/1/2025	346,000		384,535
EMC, Sr. Unscd. Notes		2.65	6/1/2020	30,000		29,927
Fidelity National Information Services, Sr. Unscd. Notes	EUR	0.63	12/3/2025	201,000		227,146
Fiserv, Sr. Unscd. Notes		3.50	7/1/2029	240,000		259,322
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	12,833		18,148
JPMorgan Chase & Co., Sr. Unscd. Notes, 3 Month LIBOR +1.21%		2.98	10/29/2020	323,000	[d]	325,351
Laureate Education, Gtd. Notes		8.25	5/1/2025	265,000	[b]	284,541
Level 3 Financing, Gtd. Notes		5.38	8/15/2022	380,000		381,615
Microsoft, Sr. Unscd. Bonds		2.00	8/8/2023	250,000		254,079
Netflix, Sr. Unscd. Notes	EUR	3.63	6/15/2030	325,000		374,835
New York Life Global Funding, Scd. Notes		1.70	9/14/2021	270,000		270,612
NextEra Energy Capital Holdings, Gtd. Notes		3.25	4/1/2026	101,000		107,188
Range Resources, Gtd. Notes		5.00	3/15/2023	235,000		202,685
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	150,000		189,153
Reynolds Group Issuer, Sr. Scd. Notes		5.75	10/15/2020	92,065		92,392
Rockies Express Pipeline, Sr. Unscd. Notes		5.63	4/15/2020	410,000	[b]	412,753
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		276,764
Sprint Capital, Gtd. Notes		8.75	3/15/2032	228,000		252,932
Sprint Communications, Gtd. Notes		7.00	3/1/2020	400,000	[b]	401,716
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	693,000		707,113
U.S. Bank, Sr. Unscd. Notes, 3 Month LIBOR +0.32%		2.11	4/26/2021	250,000	[d]	250,899
U.S. Treasury Bonds		2.88	5/15/2043	1,628,700		1,898,740
U.S. Treasury Bonds		3.00	11/15/2045	3,406,700		4,085,645
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		1.00	2/15/2046	868,416	[c]	1,028,351

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 88.2% (continued)
United States - 20.9% (continued)
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted		2.38	1/15/2025	2,251,458	[c]	2,540,128
U.S. Treasury Notes		1.50	8/15/2026	1,028,900		1,034,608
U.S. Treasury Notes		2.25	11/15/2027	415,000		439,608
U.S. Treasury Notes		2.38	5/15/2029	2,600,000		2,797,437
U.S. Treasury Separate Trading of Registered Interest and Principal Securities, Bonds		0.00	5/15/2043	2,192,300	[e]	1,365,897
Verizon Communications, Sr. Unscd. Notes	AUD	2.65	5/6/2030	590,000		405,925
Whiting Petroleum, Gtd. Notes		6.63	1/15/2026	155,000		87,184
					26,896,065
Total Bonds and Notes (cost $111,233,486)				113,314,788
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U.S. Treasury Bond Future, Contracts 41		160.00	3/27/2020	4,100,000		46,766
U.S. Treasury Bond Future, Contracts 90		156.00	2/21/2020	3,000,000		2,813
Total Options Purchased (cost $161,632)				49,579

Exchange-Traded Funds - 9.4%
United States - 9.4%
iShares iBoxx High Yield Corporate Bond ETF				51,166		4,478,560
iShares JP Morgan USD Emerging Markets Bond Fund ETF				50,741		5,884,941
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF				59,958		1,654,241
Total Exchange-Traded Funds (cost $11,513,274)				12,017,742
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - ..3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $375,309)		1.56		375,309	[f]	375,309
Total Investments (cost $123,283,701)				97.9%	125,757,418
Cash and Receivables (Net)				2.1%	2,651,678
Net Assets				100.0%	128,409,096

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIO—Sterling Overnight Index Average

AUD—Australian Dollar

CAD—Canadian Dollar

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $12,419,179 or 9.67% of net assets.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Corporate Bonds	−	56,064,082	−	56,064,082
Exchange-Traded Funds	12,017,742	−	−	12,017,742
Foreign Governmental	−	42,060,292	−	42,060,292
Investment Companies	375,309	−	−	375,309
U.S. Treasury Securities	−	15,190,414	−	15,190,414
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	605,548	−	605,548
Options Purchased	49,579	−	−	49,579
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(434,302)	−	(434,302)
Futures††	(45,305)	−	−	(45,305)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
Euro-Bobl	24	3/6/2020	3,565,866[a]	3,592,257	(26,391)
Long Gilt	10	3/27/2020	1,762,969[a]	1,781,883	(18,914)
Gross Unrealized Depreciation				(45,305)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

January 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
CIBC World Markets Corp.
United States Dollar	12,318,685	British Pound	9,513,643	2/13/2020	(248,388)
United States Dollar	2,275,456	Hungarian Forint	669,116,435	2/13/2020	74,749
Euro	411,189	United States Dollar	461,186	2/13/2020	(4,796)
United States Dollar	21,497,274	Euro	19,197,854	2/13/2020	189,025
Australian Dollar	231,000	United States Dollar	159,921	2/13/2020	(5,256)
United States Dollar	446,237	Indonesian Rupiah	6,291,040,000	2/13/2020	(13,955)
Japanese Yen	150,518,486	United States Dollar	1,380,558	2/13/2020	9,572
Citigroup
United States Dollar	123,974	Australian Dollar	179,523	2/13/2020	3,775
Euro	2,290,495	United States Dollar	2,529,416	2/13/2020	12,870
United States Dollar	374,192	Euro	335,096	2/13/2020	2,259
Czech Koruna	26,729,025	United States Dollar	1,167,311	2/13/2020	7,980
Norwegian Krone	1,184,000	United States Dollar	128,287	2/13/2020	444
United States Dollar	4,225,855	New Zealand Dollar	6,557,339	2/13/2020	(13,458)
United States Dollar	2,410,714	Euro	2,184,608	2/3/2020	(12,565)
HSBC
United States Dollar	1,299,561	Australian Dollar	1,896,936	2/13/2020	29,474
United States Dollar	343,891	Hungarian Forint	105,315,326	2/13/2020	(2,488)
J.P. Morgan Securities
British Pound	57,619	United States Dollar	75,701	2/13/2020	411
United States Dollar	227,435	Euro	205,000	2/13/2020	(100)
Euro	1,684	United States Dollar	1,861	2/3/2020	7

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
RBS Securities
United States Dollar	43,164	British Pound	32,862	2/3/2020	(234)
United States Dollar	931,116	Indian Rupee	66,484,000	2/13/2020	634
United States Dollar	572,772	Indonesian Rupiah	7,835,524,000	2/13/2020	(399)
United States Dollar	1,815,840	Euro	1,619,909	2/13/2020	17,857
United States Dollar	573,322	British Pound	437,000	2/13/2020	(3,934)
United States Dollar	4,208,580	Australian Dollar	6,062,245	2/13/2020	149,626
State Street Bank and Trust Company
United States Dollar	2,116,747	Norwegian Krone	19,268,494	2/13/2020	21,772
British Pound	358,891	United States Dollar	467,256	2/13/2020	6,822
United States Dollar	6,975,323	British Pound	5,305,598	2/13/2020	(33,121)
United States Dollar	941,851	Singapore Dollar	1,275,800	2/13/2020	6,940
Indian Rupee	13,638,000	United States Dollar	190,528	2/13/2020	344
United States Dollar	1,526,079	Malaysian Ringgit	6,238,000	2/13/2020	4,518
United States Dollar	1,765,269	Swedish Krona	16,845,687	2/13/2020	14,340
United States Dollar	1,780,428	Philippine Peso	90,914,000	2/13/2020	(7,338)
Euro	3,477,271	United States Dollar	3,873,913	2/13/2020	(14,390)
United States Dollar	972,889	Euro	875,024	2/13/2020	1,675
South Korean Won	2,178,436,000	United States Dollar	1,858,480	2/13/2020	(30,329)
United States Dollar	1,939,767	Japanese Yen	209,831,717	2/13/2020	1,843
United States Dollar	368,725	Mexican Peso	7,150,000	2/13/2020	(8,944)
United States Dollar	428,869	Australian Dollar	623,140	2/13/2020	11,648
Canadian Dollar	2,317,338	United States Dollar	1,772,820	2/13/2020	(21,822)
United States Dollar	3,296,077	Canadian Dollar	4,322,025	2/13/2020	30,322
United States Dollar	559,779	Danish Krone	3,729,408	2/13/2020	5,795

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
UBS Securities
United States Dollar	1,443,783	Mexican Peso	27,575,000	2/13/2020	(12,751)
Czech Koruna	2,941,000	United States Dollar	128,556	2/13/2020	762
United States Dollar	153,962	Australian Dollar	230,000	2/13/2020	(34)
Euro	320,000	United States Dollar	355,093	2/13/2020	84
Gross Unrealized Appreciation					605,548
Gross Unrealized Depreciation					(434,302)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid

NOTES

prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

NOTES

obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund

NOTES

and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2020, accumulated net unrealized appreciation on investments was $2,473,717, consisting of $3,980,647 gross unrealized appreciation and $1,506,930 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.